Investments in affiliates (Tables)	12 Months Ended
Dec. 31, 2023
Investments in affiliates
Investments in affiliates
	December 31,
	2023	2022

Zhejiang Tianlan Environmental Protection Technology Co. Ltd.
Interest held	19.4%	19.4%

	US$’000	US$’000

Long-term investment, at cost, less impairment	5,540	5,540
Share of undistributed profits	4,316	2,711
	9,856	8,251

Summary of the financial information of the affiliates
	December 31,
	2023	2022
Balance Sheet:	US$’000	US$’000

Current assets	51,683	54,228

Non-current assets	10,909	13,167
Total assets	62,592	67,395

Total liabilities	(26,374)	(38,582)
Total shareholders’ equity	36,218	28,813
	Year ended December 31,
	2023	2022
Operating results:	US$’000	US$’000

Net sales	38,530	59,983

Operating income	337	1,175

Net income	9,978	2,346